15. Finance leases (Tables)	12 Months Ended
Dec. 31, 2018
FinanceLeasesLinesLineItems [Line Items]
Schedule of finance lease liabilities

Liabilities

	2018	2017

LT Amazonas (i)	359,987	351,063
Sale of Towers (leaseback) (ii)	1,501,695	1,466,895
Other (iii)	78,392	69,214
	1,940,074	1,887,172

Current portion	(205,048)	(176,925)
Non-current portion	1,735,026	1,710,247

LT Amazonas [Member]
FinanceLeasesLinesLineItems [Line Items]
Schedule of finance lease receivables	Assets
	2018	2017

LT Amazonas	208,049	205,331
	208,049	205,331

Current portion	(22,491)	(19,773)
Non-current portion	185,558	185,558

Schedule of finance lease receivables nominal and present value
Nominal amount		Present value
Up to December 2019	23,049	22,491
January 2020 to December 2023	104,871	38,594
January 2024 onwards	360,767	146,964
	488,687	208,049

Schedule of finance lease liabilities nominal and present value
	Nominal amount	Present value

Up to December 2019	43,779	38,255
January 2020 to December 2023	199,193	64,391
January 2024 onwards	685,498	257,341
	928,470	359,987

Sale of Towers (leaseback) [Member]
FinanceLeasesLinesLineItems [Line Items]
Schedule of finance lease liabilities nominal and present value
	Nominal amount	Present value

Up to December 2019	178,994	146,792
January 2020 to December 2023	810,060	330,278
January 2024 onwards	3,484,135	1,024,625
	4,473,189	1,501,695